Vanguard Advice Select Dividend Growth Fund
Supplement to the Prospectus and Summary Prospectus
Important Changes to Vanguard Advice Select Dividend Growth Fund (the Fund)

Effective December 11, 2024, Peter C. Fisher has been added as a co-portfolio manager of the Fund. As part of a multi-year succession plan, Donald J. Kilbride will step down as portfolio manager of the Fund in December 2025. At that time, Mr. Fisher will remain as the Fund’s sole portfolio manager.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Fund Summary section:
Peter C. Fisher, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has co-managed the Fund since December 2024.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Fund section:
Peter C. Fisher, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has worked in investment management since 2000, has been with Wellington Management since 2005, has managed investment portfolios since 2013, and has co-managed the Fund since December 2024. Education: B.A., Davidson College; M.B.A., University of Chicago.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 4435A 122024

Vanguard Whitehall Funds

Supplement to the Statement of Additional Information
Important Changes to Vanguard Advice Select Dividend Growth Fund (the Fund)
Effective December 11, 2024, Peter C. Fisher has been added as a co-portfolio manager of the Fund. As part of a multi-year succession plan, Donald J. Kilbride will step down as portfolio manager of the Fund in December 2025. At that time, Mr. Fisher will remain as the Fund’s sole portfolio manager.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the subheading
“1. Other Accounts Managed” on page B-48:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Peter C. Fisher[1]	Registered investment companies[2]	9	$63B	3	$54B
	Other pooled investment vehicles	5	$472.5M	1	$76.7M
	Other accounts	15	$2.2B	2	$349.5M
1 Mr. Fisher began co-managing the Fund on December 11, 2024.
2 Information provided as of October 31, 2024, and includes Vanguard Advice Select Dividend Growth Fund, Vanguard Dividend Growth Fund, and Vanguard International Dividend Growth Fund, which collectively held assets of $54 billion as of October 31, 2024.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-50:

As of October 31, 2024, Mr. Fisher did not own any shares of Vanguard Advice Select Dividend Growth Fund.
© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 934A 122024